Segment reporting - Product net sales by country of sales (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Total product net sales	$ 487,335	$ 95,996
United States
Disclosure of geographical areas [line items]
Total product net sales	440,853	94,349
Japan
Disclosure of geographical areas [line items]
Total product net sales	23,645	1,514
EMEA
Disclosure of geographical areas [line items]
Total product net sales	$ 22,836	$ 133